Marketable securities (Tables)	6 Months Ended
Jun. 30, 2024
Marketable securities [Abstract]
Schedule of Marketable Securities	Marketable securities consisted of the following:
	As of June 30, 2024
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(Unaudited)
Corporate bond	48,648	—	(209)	48,439
Agency bond	58,714	2	(161)	58,555
Treasury bills	10,029	—	(1)	10,028
US Government	15,303	—	(43)	15,260
Total	132,694	2	(414)	132,282
	As of December 31, 2023
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Corporate bond	18,521	57	(29)	$18,549
Agency bond	40,487	63	(64)	$40,486
US Government	8,538	13	(34)	$8,517
Total	67,546	133	(127)	67,552

Schedule of Company’s Marketable Securities by Contractual Maturities	The following table summarizes the Company’s marketable securities by contractual maturities:
June 30, 2024
(Unaudited)
Due in 1 year or less	$71,630
Due in 1 year through 2 years	60,652
Total	$132,282